DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Distribution of Profit Disclosure
General reserve fund	$ 931,739	$ 967,886
Restricted amount of net assets of subsidiaries	84,918,182	85,318,122
PRC
Distribution of Profit Disclosure
Percentage appropriation to general reserve fund required	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Statutory capital	83,986,443	84,350,236
General reserve fund	931,739	967,886
Statutory reserve increase (decrease)	$ (36,147)	$ 365